Exhibit 99
Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	27
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,420,298,372.26	56,550		56.8 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$288,300,000.00	0.63%		May 15, 2017
Class A-2a Notes	$275,000,000.00	1.08%		March 15, 2019
Class A-2b Notes	$185,200,000.00	2.38325%	*	March 15, 2019
Class A-3 Notes	$382,000,000.00	1.33%		October 15, 2020
Class A-4 Notes	$120,480,000.00	1.52%		August 15, 2021
Class B Notes	$39,510,000.00	1.85%		September 15, 2021
Class C Notes	$26,340,000.00	2.14%		October 15, 2022
Total	$1,316,830,000.00
		* One-month LIBOR + 0.31%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,195,552.49

Principal:
Principal Collections	$16,381,901.85
Prepayments in Full	$7,956,680.68
Liquidation Proceeds	$375,866.62
Recoveries	$155,004.00
Sub Total	$24,869,453.15
Collections	$26,065,005.64

Purchase Amounts:
Purchase Amounts Related to Principal	$284,943.79
Purchase Amounts Related to Interest	$1,309.91
Sub Total	$286,253.70

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$26,351,259.34

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	27
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$26,351,259.34
Servicing Fee	$428,975.46	$428,975.46	$0.00	$0.00	$25,922,283.88
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$25,922,283.88
Interest - Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$25,922,283.88
Interest - Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$25,922,283.88
Interest - Class A-3 Notes	$296,449.57	$296,449.57	$0.00	$0.00	$25,625,834.31
Interest - Class A-4 Notes	$152,608.00	$152,608.00	$0.00	$0.00	$25,473,226.31
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,473,226.31
Interest - Class B Notes	$60,911.25	$60,911.25	$0.00	$0.00	$25,412,315.06
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$25,412,315.06
Interest - Class C Notes	$46,973.00	$46,973.00	$0.00	$0.00	$25,365,342.06
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$25,365,342.06
Regular Principal Payment	$23,187,842.59	$23,187,842.59	$0.00	$0.00	$2,177,499.47
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,177,499.47
Residual Released to Depositor	$0.00	$2,177,499.47	$0.00	$0.00	$0.00
Total		$26,351,259.34

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$23,187,842.59
Total					$23,187,842.59
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2b Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$23,187,842.59	$60.70	$296,449.57	$0.78	$23,484,292.16	$61.48
Class A-4 Notes	$0.00	$0.00	$152,608.00	$1.27	$152,608.00	$1.27
Class B Notes	$0.00	$0.00	$60,911.25	$1.54	$60,911.25	$1.54
Class C Notes	$0.00	$0.00	$46,973.00	$1.78	$46,973.00	$1.78
Total	$23,187,842.59	$17.61	$556,941.82	$0.42	$23,744,784.41	$18.03

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	27

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2b Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$267,473,298.38	0.7001919	$244,285,455.79	0.6394907
Class A-4 Notes	$120,480,000.00	1.0000000	$120,480,000.00	1.0000000
Class B Notes	$39,510,000.00	1.0000000	$39,510,000.00	1.0000000
Class C Notes	$26,340,000.00	1.0000000	$26,340,000.00	1.0000000
Total	$453,803,298.38	0.3446180	$430,615,455.79	0.3270091

Pool Information
Weighted Average APR	2.812%	2.811%
Weighted Average Remaining Term	34.67	33.83
Number of Receivables Outstanding	34,549	33,736
Pool Balance	$514,770,557.97	$489,320,194.23
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$480,759,847.82	$457,190,249.77
Pool Factor	0.3624383	0.3445193

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$7,101,491.86
Targeted Credit Enhancement Amount	$7,339,802.91
Yield Supplement Overcollateralization Amount	$32,129,944.46
Targeted Overcollateralization Amount	$58,704,738.44
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$58,704,738.44

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$7,101,491.86
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$7,101,491.86
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$7,101,491.86

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	27
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		77	$450,970.80
(Recoveries)		120	$155,004.00
Net Loss for Current Collection Period			$295,966.80
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.6899%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.4568%
Second Prior Collection Period			0.7842%
Prior Collection Period			0.6916%
Current Collection Period			0.7074%
Four Month Average (Current and Prior Three Collection Periods)			0.6600%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2,559	$11,791,534.35
(Cumulative Recoveries)			$1,492,326.08
Cumulative Net Loss for All Collection Periods			$10,299,208.27
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.7251%

Average Realized Loss for Receivables that have experienced a Realized Loss			$4,607.87
Average Net Loss for Receivables that have experienced a Realized Loss			$4,024.70

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.46%	392	$7,122,972.26
61-90 Days Delinquent	0.16%	37	$794,131.20
91-120 Days Delinquent	0.05%	12	$241,055.32
Over 120 Days Delinquent	0.10%	28	$488,011.75
Total Delinquent Receivables	1.77%	469	$8,646,170.53

Repossession Inventory:
Repossessed in the Current Collection Period		31	$636,902.67
Total Repossessed Inventory		43	$930,814.99

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.2625%
Prior Collection Period			0.2808%
Current Collection Period			0.2282%
Three Month Average			0.2572%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	1.00%
13-24	1.75%
25-36	3.25%
37+	5.00%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.3113%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2016-B
Monthly Investor Report

Collection Period	June 2018
Payment Date	7/16/2018
Transaction Month	27

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 7, 2018

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer